CURRENT LIABILITIES - Bank Indebtedness (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Feb. 01, 2018
CURRENT LIABILITIES
Borrowing capacity	$ 1,000.0
Outstanding borrowings	2,381,708,000	$ 2,263,710,000
Credit Facility
CURRENT LIABILITIES
Borrowing capacity	500
Additional borrowing capacity			$ 500,000,000.0
Drawn from credit facility	0	0
Letters of credit
CURRENT LIABILITIES
Outstanding borrowings	$ 1,700,000	$ 1,000,000.0